Subsequent events	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent events
4.	Subsequent Event
The Company evaluated subsequent events and transactions that occurred after the balance sheet data up to the date that the condensed consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Business Combination
On August 5, 2022, in accordance with the Transaction Agreement, the Company acquired

100
%
of the outstanding equity interests of DPCM and
D-Wave
Systems. As set forth in the Transaction Agreement,
D-Wave
Systems became an indirect subsidiary of
D-Wave
Quantum. For accounting purposes, the Business
Combination

will
be accounted for as a reverse recapitalization whereby
D-Wave
Systems will be treated as the accounting acquirer and DPCM will be treated as the acquired company. Cash received by the Company from the Business Combination, including the PIPE Investment (as defined below) and DPCM cash on hand, totaled $37.6 million, net of related transaction costs.
On August 8, 2022, in connection with the close of the Business Combination, the Company Shares, as defined below, and the warrants to purchase Company Shares (the “Company Warrants”) were listed and began trading on the New York Stock Exchange under the symbols “QBTS” and “QBTS.WT”, respectively. The Company Warrants arose from the Business Combination and reflect the Warrants from
D-Wave
Systems as discussed in Note 9 of
D-Wave
Systems’ condensed consolidated financial statements.
2022 Equity Incentive Plan
On August 5, 2022, the DPCM stockholders considered and approved the
D-Wave
Quantum 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan became effective immediately upon the Closing. The 2022 Plan initially makes available a maximum number of 16,965,849 common shares in the stock of
D-Wave
(“Company Shares”). Additionally, the number of shares reserved for issuance under the 2022 Plan will increase on January 1st of each year for a period of ten years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (a) 5% of the fully-diluted number of Company Shares outstanding on December 31st of the immediately preceding calendar year (inclusive of the Share Pool (as defined in the 2022 Plan) and the share reserve under the 2022 Plan (or any successor to either of the foregoing)) and (b) such smaller number of shares as is determined by the
D-Wave
board of directors.
Employee Stock Purchase Plan
On August 5, 2022, the DPCM stockholders considered and approved the
D-Wave
Quantum Employee Stock Purchase Plan (the “ESPP”). The ESPP became effective immediately upon the Closing. The ESPP initially makes available for sale a maximum number of 8,036,455 Company Shares. Additionally, the number of shares reserved for issuance under the ESPP will increase on January 1st of each year for a period of ten years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to the lesser of (a) 1% of the fully diluted number of Company Shares outstanding on December 31st of the immediately preceding calendar year (inclusive of the share reserve under the ESPP and the 2022 Plan (or any successor to either of the foregoing)), (b) 1,607,291 shares and (c) such smaller number of shares as is determined by the
D-Wave
board of directors.

17.	Subsequent events
The Company has evaluated all events occurring through March 15, 2022, the date on which the consolidated financial statements were issued, and during which time, nothing has occurred outside the normal course of business operations that would require disclosure except the following:
Venture loan and security agreement.
On March 3, 2022 (the “Effective Date”), the Company entered into the Venture Loan and Security Agreement (the “Venture Loan Agreement”), by and between
D-Wave,
D-Wave
US Inc.,
D-Wave
Government Inc.,
D-Wave
Commercial Inc.,
D-Wave
International Inc., D-Wave Quantum Solutions Inc., and Omni Circuit Boards Ltd. (collectively, the ”Borrowers”, and each, a “Borrower”), as borrowers, and PSPIB Unitas Investments II Inc., as the lender. Under the Venture Loan Agreement, term loans in an aggregate principal amount of $25.0 million have become available to the Company in three tranches, subject to certain terms and conditions.
The first tranche in an aggregate principal amount of $15.0 million was advanced on the Effective Date. Subject to certain terms and conditions being satisfied, the second tranche in an aggregate principal amount of $5.0 million will be advanced prior to June 30, 2022 and the third tranche in an aggregate principal amount of $5.0 million will be advanced prior to November 15, 2022.

All advances outstanding under the Venture Loan Agreement will bear interest at a rate equal to the greater of either (i) the Prime Rate (as reported in The Wall Street Journal) plus 7.25%, and (ii) 10.5%. Interest on the outstanding advances is payable monthly, on the first business day of each calendar month through the earliest of December 31, 2022 and the closing of the Merger (the “Maturity Date”).
The Company will pay an end of term charge of 5.0% of the aggregate amount of the advances made under the Venture Loan Agreement on the earliest date of (i) the Maturity Date; (ii) the date that the Company prepays all of the outstanding principal in full, or (iii) the date the loan payments are accelerated due to an event of default (as defined in the Venture Loan Agreement).
The Venture Loan Agreement is secured by a first-priority security interest in substantially all of the Company’s assets and contains certain operational covenants. As of the date of the proxy statement/prospectus, the Company was in compliance with all covenants under our Venture Loan Agreement.

DPCM Capital, Inc [Member]
Subsequent events
NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.
On August 2, 2022, Stockholders holding 29,097,787 shares of Class A Common Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, $291,365,553.22 (approximately $10.01 per share) was removed from the Company’s Trust Account to pay such stockholders.
On August 5, 2022, the Company completed the Transaction, as described in Note 6.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Transaction Agreement
On February 7, 2022, the Company entered into a transaction agreement (the “Transaction Agreement”) with
D-Wave
Quantum Inc., a Delaware corporation and the Company’s direct, wholly-owned subsidiary
(“NewCo”), DWSI Holdings Inc., a Delaware corporation and a direct, wholly-owned subsidiary of NewCo (“Merger Sub”), DWSI Canada Holdings ULC, a British Columbia unlimited liability company and a direct, wholly-owned subsidiary of NewCo (“CallCo”),
D-Wave
Quantum Technologies Inc., a British Columbia corporation and a direct, wholly-owned subsidiary of CallCo (“ExchangeCo”), and
D-Wave
Systems Inc., a British Columbia company
(“D-Wave”),
relating to a proposed Business Combination between the Company and
D-Wave
(the “Proposed Transaction”).
The Transaction Agreement contains customary representations and warranties, covenants and closing conditions, including, but not limited to, approval by the Company’s stockholders of the Transaction Agreement and the Proposed Transaction.
Sponsor Support Agreement
Concurrently with the execution of the Transaction Agreement, the Company entered into a sponsor support agreement with the Sponsor, NewCo and
D-Wave,
pursuant to which, among other things, the Sponsor agreed to (i) vote in favor of the Transaction Agreement and the Proposed Transaction, (ii) a certain number of NewCo common shares becoming subject to certain vesting conditions immediately prior to, and contingent upon, the closing of the Proposed Transaction, (iii) reimburse or otherwise compensate the Company for certain expenses in excess of the Company’s permitted expenses under the Transaction Agreement and (iv) the forfeiture of certain Founder Shares.
Transaction Support Agreements
Concurrently with the execution of the Transaction Agreement, the Company entered into transaction support agreements with
D-Wave
and certain
D-Wave
shareholders (collectively, the “Supporting Shareholders”), pursuant to which each such Supporting Shareholder agreed to, among other things, support and vote in favor of the Company Arrangement Resolution (as defined in the Transaction Agreement).
PIPE Subscription Agreements
Concurrently with the execution of the Transaction Agreement, the Company entered into subscription agreements with NewCo and certain investors (collectively, the “PIPE Investors”), pursuant to which, among other things, each PIPE Investor subscribed to and agreed to purchase on the date of the Closing (the “Closing Date”), and NewCo agreed to issue and sell to each such PIPE Investor on the Closing Date, the number of NewCo common shares (“PIPE Shares”) equal to the purchase price set forth therein, divided by $10.00 and multiplied by the Exchange Ratio (as defined in the Transaction Agreement), totaling $40.0 million of PIPE Shares in the aggregate, in each case, on the terms and subject to the conditions set forth therein.

DWave System [Member]
Subsequent events
12.	Subsequent events
The Company has evaluated all events occurring through August
26
, 2022, the date on which the condensed consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
On August 5, 2022, in accordance with the Transaction Agreement,
D-Wave
acquire
d 100
% of the outstanding equity interests of DPCM and the Company. In line with the Transaction Agreement, the Company became an indirect subsidiary of
D-Wave.
For accounting purposes, the Business Combination will be accounted for as a reverse recapitalization whereby the Company will be treated as the accounting acquirer and DPCM will be treated as the acquired company. In connection with the close of the Business Combination,
D-Wave
was listed on the New York Stock Exchange under the symbol “QBTS” on August 8, 2022. Costs paid by the Company related to the Business Combination on August 5, 2022 were $11.5 million and will be treated as issuance costs and netted against additional paid-in-capital
in the condensed consolidated balance sheet of
D-Wave
as of September 30, 2022. Cash received by the Company from the Business Combination included the PIPE Investment and DPCM cash on hand totaling $37.6 million, net of related transaction costs.
On August 5, 2022 the Company repaid the Venture Loan including accrued interest totaling $20.8 million. In addition to the $20.8 million, the Company paid a $1.0 million final payment fee to
PSPIB.
Pursuant to the agreement entered into with the Investor on June 16, 2022, the Company paid the Investor a Commitment Fee entirely in Common Shares, in two tranches consisting o
f 127,180 and 254,360
Common Shares issued on August 5, 2022 and August 25, 2022, respectively.